15. Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Investment securities available for sale	$ 229,321	$ 249,946
Mortgage loans held for sale	857	5,709
Carrying Amount
Assets:
Cash and cash equivalents	53,186	70,094
Investment securities available for sale	229,321	249,946
Other investments	1,830	2,635
Mortgage loans held for sale	857	5,709
Loans, net	753,398	716,261
Cash surrender value of life insurance	15,552	14,952
Liabilities:
Deposits	906,952	892,918
Securities sold under agreements to repurchase	37,757	36,434
FHLB borrowings		20,000
Junior subordinated debentures	20,619	20,619
Level 1
Assets:
Cash and cash equivalents	53,186	70,094
Investment securities available for sale	0	0
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
FHLB borrowings		0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	229,071	249,196
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	15,552	14,952
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	37,757	36,434
FHLB borrowings		18,864
Junior subordinated debentures	20,619	20,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	250	750
Other investments	1,830	2,635
Mortgage loans held for sale	857	5,709
Loans, net	735,837	720,675
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	894,932	884,510
Securities sold under agreements to repurchase	0	0
FHLB borrowings		0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	53,186	70,094
Investment securities available for sale	229,321	249,946
Other investments	1,830	2,635
Mortgage loans held for sale	857	5,709
Loans, net	735,837	720,675
Cash surrender value of life insurance	15,552	14,952
Liabilities:
Deposits	894,932	884,510
Securities sold under agreements to repurchase	37,757	36,434
FHLB borrowings		18,864
Junior subordinated debentures	$ 20,619	$ 20,619